Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments Abstract
FINANCIAL INSTRUMENTS

6. FINANCIAL INSTRUMENTS

The following tables show the Company’s cash, cash equivalents and investments by significant investment category as of December 31, 2024 and 2023.

		As of December 31, 2024
		Cash and cash equivalents	Current investments	Non-current investments	Total fair value
Cash		$5,060,313	$-	$-	$5,060,313

Level 1:
	Money market funds	1,780,993	-	-	1,780,993
	Trading securities	-	4,441	-	4,441
	Subtotal	1,780,993	4,441	-	1,785,434

Level 2:
	Certificates of deposit	1,000,000	5,238,000	-	6,238,000
Total		$7,841,306	$5,242,441	$-	$13,083,747
		As of December 31, 2023
		Cash and cash equivalents	Current investments	Non-current investments	Total fair value
Cash		$2,808,008	$-	$-	$2,808,008

Level 1:
	Money market funds	4,740,686	-	-	4,740,686
	Trading securities	-	656,132	-	656,132
	Subtotal	4,740,686	656,132	-	5,396,818

Level 2:
	Certificates of deposit	-	5,241,677	-	5,241,677
	Investment in an equity security	-	-	165,871	165,871
	Subtotal	-	5,241,677	165,871	5,407,548

Total		$7,548,694	$5,897,809	$165,871	$13,612,374